Summary of Interest Recognized and Cash-Basis Interest Earned on Impaired Loans (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Financing Receivable, Impaired [Line Items]
Average of individually impaired loans during period	$ 2,979	$ 4,185
Interest income recognized during impairment	8	0
Cash-basis interest income Recognized	$ 50	$ 287